Note 27 - Earnings Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Loss for the year / period attributable to equity owners	$ (1,446)	$ (7,571)	$ (5,103)	$ (11,223)
Weighted average number of shares in issue (‘000s) (in shares)	13,557	16,307	13,557	13,557
Basic earnings/(loss) per share (dollars) (in dollars per share)	$ (0.11)	$ (0.46)	$ (0.38)	$ (0.83)
Diluted earnings/(loss) per share (dollars) (in dollars per share)	$ (0.11)	$ (0.46)	$ (0.38)	$ (0.83)